Disclosure of interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Debt facilities	$ 2,254	$ 2,218
Equipment financing obligations	561	845
Accretion of decommissioning liabilities	935	830
Silver sales and other	521	303
Prepayment facilities	0	261
Loss on early settlement of prepayment facilities	0	3,506
Finance costs	$ 4,271	$ 7,963